[GRAPHIC]

LIBERTY SMALL-CAP
VALUE FUND
SEMIANNUAL REPORT
DECEMBER 31, 2002

LESS CLUTTER IN TWO EASY STEPS.
POINT. CLICK. LIBERTY eDELIVERY.

FOR MORE INFORMATION ABOUT RECEVING YOUR SHAREHOLDER REPORTS ELECTRONICALLY, CALL US AT 800-345-6611. TO SIGN UP FOR EDELIVERY, VISIT US ONLINE AT www.libertyfunds.com.

[GRAPHIC]

LIBERTY SMALL-CAP
VALUE FUND
SEMIANNUAL REPORT

DECEMBER 31, 2002

LESS CLUTTER IN TWO EASY STEPS.
POINT. CLICK. LIBERTY eDELIVERY.

TO SIGN UP FOR EDELIVERY, GO TO www.icsdelivery.com.

PRESIDENT'S MESSAGE

[PHOTO OF KEITH T. BANKS]

Dear Shareholder:

Although small-cap value stocks were solid performers during the first half of the calendar year, they declined with the overall stock market in the second half of the year as investors reacted to bad news about corporate scandals and bankruptcies, disappointing earnings reports, terrorist fears and the mounting threat of war with Iraq. A broad stock market rally in the fourth quarter helped offset some earlier losses as investors responded positively to the Fed's decision to lower a key short-term interest rate to a new historical low. A steep decline in stock valuations in September also made many segments of the market look attractive, especially to value investors. But the fourth quarter gains were not enough to rescue the small-cap value sector from red ink.

In the report that follows, you'll find more detailed information about how the fund performed and the strategies used by the fund's portfolio manager Stephen Barbaro. As always, we thank you for investing in Liberty Small-Cap Value Fund.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President

NET ASSET VALUE PER SHARE AS OF 12/31/02($)
         Class A                    28.54
         Class B                    25.72
         Class C                    26.68
         Class I                    29.29
         Class Z                    29.27
DISTRIBUTIONS PER SHARE 7/1/02-12/31/02($)
         Class A                     4.63
         Class B                     4.63
         Class C                     4.63
         Class I                     0.00
         Class Z                     4.63

       - NOT FDIC INSURED   - MAY LOSE VALUE   - NO BANK GUARANTEE

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

VALUE OF A $10,000 INVESTMENT
12/31/92 - 12/31/02

PERFORMANCE OF A $10,000 INVESTMENT
12/31/92 - 12/31/02 ($)

                 WITHOUT      WITH
                  SALES       SALES
                 CHARGE      CHARGE
-----------------------------------
Class A           29,443     27,750
Class B           27,306     27,306
Class C           27,951     27,951
Class I           30,033       n/a
Class Z           30,023       n/a

[CHART]

                            CLASS A SHARES  CLASS A SHARES                   S&P SMALLCAP
                             WITHOUT SALES    WITH SALES      S&P SMALLCAP     600/BARRA
                                CHARGE          CHARGE         600 INDEX      VALUE INDEX
1/1/93                         $  10,000       $   9,425       $  10,000       $  10,000
1/31/93                        $  10,770       $  10,151       $  10,268       $  10,000
2/28/93                        $  10,626       $  10,015       $   9,975       $  10,000
3/31/93                        $  10,893       $  10,267       $  10,356       $  10,000
4/30/93                        $  10,453       $   9,852       $   9,979       $  10,000
5/31/93                        $  10,893       $  10,267       $  10,515       $  10,000
6/30/93                        $  10,900       $  10,273       $  10,582       $  10,000
7/31/93                        $  11,004       $  10,371       $  10,691       $  10,000
8/31/93                        $  11,368       $  10,714       $  11,255       $  10,000
9/30/93                        $  11,498       $  10,837       $  11,664       $  10,000
10/31/93                       $  11,835       $  11,155       $  11,888       $  10,000
11/30/93                       $  11,602       $  10,935       $  11,462       $  10,000
12/31/93                       $  11,884       $  11,201       $  11,877       $  10,000
1/31/94                        $  12,400       $  11,687       $  12,157       $  10,249
2/28/94                        $  12,565       $  11,842       $  12,122       $  10,225
3/31/94                        $  12,022       $  11,331       $  11,252       $   9,682
4/30/94                        $  12,159       $  11,460       $  11,420       $   9,826
5/31/94                        $  11,926       $  11,240       $  11,194       $   9,696
6/30/94                        $  11,458       $  10,799       $  10,778       $   9,454
7/31/94                        $  11,733       $  11,058       $  10,911       $   9,604
8/31/94                        $  12,517       $  11,797       $  11,655       $  10,105
9/30/94                        $  12,503       $  11,784       $  11,594       $   9,954
10/31/94                       $  12,592       $  11,868       $  11,478       $   9,702
11/30/94                       $  12,365       $  11,654       $  11,040       $   9,354
12/31/94                       $  12,634       $  11,907       $  11,308       $   9,548
1/31/95                        $  12,647       $  11,920       $  11,148       $   9,524
2/28/95                        $  13,176       $  12,419       $  11,608       $   9,851
3/31/95                        $  13,602       $  12,820       $  11,842       $  10,035
4/30/95                        $  13,836       $  13,040       $  12,107       $  10,459
5/31/95                        $  14,193       $  13,377       $  12,296       $  10,690
6/30/95                        $  15,300       $  14,420       $  12,971       $  11,196
7/31/95                        $  17,067       $  16,085       $  13,964       $  11,725
8/31/95                        $  17,246       $  16,254       $  14,267       $  12,056
9/30/95                        $  17,624       $  16,610       $  14,630       $  12,304
10/31/95                       $  16,908       $  15,936       $  13,908       $  11,691
11/30/95                       $  17,527       $  16,519       $  14,458       $  12,165
12/31/95                       $  17,376       $  16,377       $  14,697       $  12,479
1/31/96                        $  17,159       $  16,172       $  14,729       $  12,600
2/29/96                        $  18,014       $  16,978       $  15,211       $  12,937
3/31/96                        $  18,615       $  17,545       $  15,537       $  13,197
4/30/96                        $  19,600       $  18,473       $  16,428       $  13,845
5/31/96                        $  20,310       $  19,142       $  17,012       $  14,284
6/30/96                        $  19,172       $  18,070       $  16,345       $  13,979
7/31/96                        $  17,861       $  16,834       $  15,220       $  13,228
8/31/96                        $  18,650       $  17,578       $  16,161       $  14,003
9/30/96                        $  19,605       $  18,478       $  16,870       $  14,387
10/31/96                       $  19,280       $  18,171       $  16,754       $  14,618
11/30/96                       $  20,431       $  19,256       $  17,623       $  15,504
12/31/96                       $  20,564       $  19,381       $  17,830       $  15,735
1/31/97                        $  20,773       $  19,579       $  18,125       $  16,239
2/28/97                        $  20,339       $  19,170       $  17,750       $  16,338
3/31/97                        $  19,410       $  18,294       $  16,840       $  15,790
4/30/97                        $  19,695       $  18,562       $  17,045       $  15,996
5/31/97                        $  21,538       $  20,300       $  19,048       $  17,509
6/30/97                        $  22,917       $  21,599       $  19,890       $  18,430
7/31/97                        $  24,280       $  22,884       $  21,141       $  19,643
8/31/97                        $  24,611       $  23,195       $  21,674       $  20,024
9/30/97                        $  26,245       $  24,736       $  23,106       $  21,403
10/31/97                       $  25,389       $  23,929       $  22,108       $  20,753
11/30/97                       $  25,397       $  23,936       $  21,947       $  20,856
12/31/97                       $  25,473       $  24,008       $  22,390       $  21,459
1/31/98                        $  25,305       $  23,850       $  21,953       $  21,015
2/28/98                        $  27,385       $  25,810       $  23,953       $  22,774
3/31/98                        $  28,962       $  27,297       $  24,868       $  23,903
4/30/98                        $  29,345       $  27,657       $  25,015       $  24,059
5/31/98                        $  27,464       $  25,884       $  23,692       $  23,007
6/30/98                        $  27,258       $  25,690       $  23,761       $  22,996
7/31/98                        $  24,723       $  23,301       $  21,943       $  20,869
8/31/98                        $  19,704       $  18,571       $  17,708       $  17,104
9/30/98                        $  20,141       $  18,983       $  18,792       $  18,012
10/31/98                       $  21,686       $  20,439       $  19,664       $  18,799
11/30/98                       $  23,367       $  22,023       $  20,771       $  19,602
12/31/98                       $  23,900       $  22,525       $  22,098       $  20,373
1/31/99                        $  23,333       $  21,992       $  21,819       $  20,138
2/28/99                        $  20,951       $  19,746       $  19,853       $  18,499
3/31/99                        $  20,576       $  19,393       $  20,110       $  18,427
4/30/99                        $  22,138       $  20,865       $  21,439       $  20,032
5/31/99                        $  22,901       $  21,585       $  21,960       $  20,831
6/30/99                        $  24,184       $  22,793       $  23,209       $  22,096
7/31/99                        $  24,080       $  22,695       $  23,005       $  21,751
8/31/99                        $  22,589       $  21,290       $  21,993       $  20,840
9/30/99                        $  22,463       $  21,171       $  22,085       $  20,456
10/31/99                       $  22,613       $  21,313       $  22,030       $  19,984
11/30/99                       $  23,305       $  21,965       $  22,951       $  20,433
12/31/99                       $  24,883       $  23,452       $  24,837       $  20,991
1/31/2000                      $  23,562       $  22,207       $  24,067       $  19,916
2/29/2000                      $  24,653       $  23,235       $  27,290       $  20,817
3/31/2000                      $  25,345       $  23,888       $  26,280       $  21,585
4/30/2000                      $  25,497       $  24,031       $  25,831       $  21,736
5/31/2000                      $  24,852       $  23,423       $  25,066       $  21,381
6/30/2000                      $  25,936       $  24,445       $  26,548       $  21,995
7/31/2000                      $  26,136       $  24,633       $  25,897       $  22,428
8/31/2000                      $  28,263       $  26,638       $  28,192       $  23,738
9/30/2000                      $  28,478       $  26,840       $  27,425       $  23,691
10/31/2000                     $  28,501       $  26,862       $  27,598       $  23,807
11/30/2000                     $  26,357       $  24,842       $  24,725       $  22,233
12/31/2000                     $  29,602       $  27,900       $  27,771       $  25,373
1/31/2001                      $  29,519       $  27,822       $  28,962       $  27,382
2/28/2001                      $  28,607       $  26,962       $  27,196       $  26,226
3/31/2001                      $  27,995       $  26,385       $  25,947       $  25,138
4/30/2001                      $  29,837       $  28,121       $  27,925       $  26,651
5/31/2001                      $  30,866       $  29,091       $  28,458       $  27,331
6/30/2001                      $  31,092       $  29,304       $  29,500       $  28,375
7/31/2001                      $  31,082       $  29,295       $  29,007       $  28,108
8/31/2001                      $  30,520       $  28,765       $  28,346       $  27,656
9/30/2001                      $  26,921       $  25,373       $  24,513       $  23,698
10/31/2001                     $  27,551       $  25,967       $  25,820       $  24,781
11/30/2001                     $  29,466       $  27,772       $  27,710       $  26,764
12/31/2001                     $  31,638       $  29,819       $  29,586       $  28,696
1/31/2002                      $  31,840       $  30,009       $  29,843       $  29,233
2/28/2002                      $  32,378       $  30,517       $  29,330       $  29,107
3/31/2002                      $  34,732       $  32,735       $  31,647       $  31,636
4/30/2002                      $  35,437       $  33,400       $  32,542       $  32,930
5/31/2002                      $  34,229       $  32,261       $  31,195       $  31,682
6/30/2002                      $  33,093       $  31,190       $  29,582       $  30,266
7/31/2002                      $  29,055       $  27,385       $  25,405       $  25,345
8/31/2002                      $  29,584       $  27,883       $  25,647       $  25,312
9/30/2002                      $  27,566       $  25,981       $  24,077       $  23,449
10/31/2002                     $  28,118       $  26,501       $  24,848       $  23,920
11/30/2002                     $  30,294       $  28,552       $  26,142       $  25,212
12/31/2002                     $  29,443       $  27,750       $  25,259       $  24,544

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The S&P SmallCap 600/Barra Value Index is an unmanaged index that tracks the performance of value stocks contained in the S&P SmallCap 600 Index, as determined by the low price to book ratios. The S&P SmallCap 600 Index tracks the performance of 600 small-capitalization stocks. Unlike the fund, indexes are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

The inception date of the S&P SmallCap 600/Barra Value Index is 2/1/94. Performance prior to that time represents returns of the S&P SmallCap 600 Index.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02(%)

SHARE CLASS                         A                       B                      C                I           Z
INCEPTION                        7/25/86                 11/9/92                1/15/96         10/31/02     1/31/96
--------------------------------------------------------------------------------------------------------------------
                           WITHOUT      WITH       WITHOUT     WITH      WITHOUT       WITH      WITHOUT     WITHOUT
                            SALES       SALES       SALES      SALES      SALES        SALES      SALES       SALES
                           CHARGE      CHARGE      CHARGE     CHARGE     CHARGE       CHARGE     CHARGE      CHARGE
--------------------------------------------------------------------------------------------------------------------
6-month (cumulative)        -11.04     -16.16       -11.40    -15.13      -11.42      -12.17      -10.78      -10.84
1-year                       -6.95     -12.30        -7.68    -11.57       -7.71       -8.49       -6.58       -6.64
5-year                        2.94       1.73         2.14      1.83        2.15        2.15        3.21        3.20
10-year                      11.40      10.75        10.57     10.57       10.83       10.83       11.63       11.62

The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class C, I and Z share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between class A and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

Investment policies changed November 2, 1992.

TOP 10 HOLDINGS AS OF 12/31/02(%)

PEABODY ENERGY                               1.5
MDU RESOURCES GROUP                          1.3
OSHKOSH TRUCK                                1.2
EMCOR GROUP                                  1.2
NAM TAI ELECTRONICS                          1.2
ZALE                                         1.1
CH ENERGY GROUP                              1.0
US ONCOLOGY                                  1.0
CYTEC INDUSTRIES                             0.9
BORDERS GROUP                                0.9

Portfolio holding breakdowns are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these holdings in the future.

BOUGHT
Technology valuations appeared to be so attractive by early fall that we decided to add to our stake. Our buying focused on software and services stocks with strong balance sheets. Cheap technology stock prices attracted investor interest in the fourth quarter of the year, benefiting the fund.

SOLD
As investors grew exceedingly risk averse in the third quarter of the calendar year and interest rates remained low, financial stocks held up well. We began to pare back our exposure to financial stocks in late September. In general, we sold stocks with more expensive valuations and less attractive balance sheets.

PORTFOLIO MANAGER'S REPORT

Despite an improvement in the fourth quarter, the stock market was off sharply in the second half of 2002. As investors turned more risk averse, value stocks performed better than more expensive growth stocks; and large, well-known companies generally came out ahead of smaller, less established firms.

For the six-month period ended December 31, 2002, the Liberty Small-Cap Value Fund's class A shares returned negative 11.04% without a sales charge. The fund outperformed the S&P SmallCap 600/Barra Value Index, which returned negative 18.90% for the same period. The fund also beat the Morningstar Small Value Category, which returned negative 14.82% for the six-month period.(1) Strong stock selection and timely sector shifts helped the fund limit losses in a declining market.

INVESTMENTS FOCUSED ON STOCKS WITH CHEAP VALUATIONS, STRONG BALANCE SHEETS

Our strategy during the period focused on stocks that had both cheap valuations and strong balance sheets with relatively low levels of debt or relatively high cash positions. In general, stocks that met these criteria outperformed the market during the third quarter downturn and participated fully in the fourth quarter improvement.

Using a bottom-up approach to stock selection, we kept the fund's assets diversified across a range of sectors with our largest stakes in consumer discretionary, industrial and financial stocks. In the consumer discretionary sector, we favored stocks that could benefit from an economic recovery, including autos, restaurants, retailers and apparel companies. As consumer confidence wavered in the second half of the year, many of these stocks declined. Our holdings in the more defensive financial stocks sector held up relatively well during the volatile summer months. After increasing our stake in financial stocks early in the summer, we pared them back in the fall, selling more expensive company names as well as those with less-than-stellar balance sheets.

----------
(1) (c)2003 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

SHIFT TOWARD MORE ECONOMICALLY SENSITIVE SECTORS
Late in the third quarter, we increased our investment in economically-sensitive technology and industrials stocks whose valuations had reached attractive levels. In technology, we found the best opportunities in software and services, which tend to be less capital-intensive because these businesses don't involve heavy investments in plant and equipment. As a result, they tend to generate more cash flow than other areas, such as semiconductors or computer hardware manufacturers, for example. Our timing proved fortuitous as technology stocks rallied in the fourth quarter, although they remained down for the six-month period. Top gainers included Genesis Microchip and Storage Technology, both of which we sold during the quarter. Industrials also did well, buoyed by the release of encouraging economic news toward year-end. And, our investments in consumer staples were up strongly during the period. They made a significant contribution to performance because the consumer staples group was down sharply for the six-month period.

OPPORTUNITY AHEAD
We believe the possibility of war and uncertainties surrounding the sustainability of the economic recovery may contribute to a choppy market going forward. A prolonged war with Iraq could extend the aversion toward risk that investors demonstrated in 2002. That would likely be favorable for value stocks. However, if we avoid war and the economy keeps improving, investors may grow less risk averse, narrowing the gap between value and growth returns. In either scenario, we believe small-cap stocks will continue to be a source of opportunity, especially those with relatively cheap valuations and strong balance sheets.

/s/ Stephen Barbaro

Stephen Barbaro is portfolio manager of the fund.
Mr. Barbaro is a senior vice president of Columbia Management Group.

Investing in small-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

TOP 5 SECTORS AS OF 12/31/02(%)

Financials                          21.6
Consumer discretionary              20.2
Industrials                         19.7
Information technology              10.7
Energy                               6.7

Sector breakdowns are calculated as a percentage of net assets. Because the fund is actively managed, there is no guarantee the fund will maintain these sector breakdowns in the future.

INVESTMENT PORTFOLIO

December 31, 2002 (Unaudited)

COMMON STOCKS - 98.2%                                         SHARES             VALUE
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 20.2%
AUTOMOBILES & COMPONENTS - 0.8%
   AUTO PARTS & EQUIPMENT - 0.8%
American Axle & Manufacturing
   Holdings, Inc.(a)                                          75,900   $     1,777,578
Modine Manufacturing Co.                                      45,300           800,904
Standard Motor Products, Inc.                                 41,000           533,000
                                                                       ---------------
                                                                             3,111,482
                                                                       ---------------
CONSUMER DURABLES & APPAREL - 6.7%
   APPAREL & ACCESSORIES - 1.8%
Delta Apparel, Inc.                                           45,700           703,780
Kellwood Co.                                                 105,350         2,739,100
Nautica Enterprises, Inc.(a)                                 103,300         1,147,663
Tommy Hilfiger Corp.(a)                                      290,900         2,021,755
                                                                       ---------------
                                                                             6,612,298
                                                                       ---------------
   FOOTWEAR - 1.0%
Maxwell Shoe Co.(a)                                          165,200         1,919,624
Stride Rite Corp.                                             95,000           681,150
Vans, Inc.(a)                                                168,700           958,216
                                                                       ---------------
                                                                             3,558,990
                                                                       ---------------
   HOME FURNISHINGS - 1.3%
Bassett Furniture Industries, Inc.                           131,700         1,885,944
Quaker Fabric Corp.(a)                                       154,800         1,075,860
Stanley Furniture Co., Inc.(a)                                72,790         1,692,368
                                                                       ---------------
                                                                             4,654,172
                                                                       ---------------
   HOUSEHOLD APPLIANCES - 0.8%
Toro Co.                                                      44,100         2,817,990
                                                                       ---------------
   HOUSEWARES & SPECIALTIES - 1.1%
American Greetings Corp.(a)                                  118,700         1,875,460
Helen of Troy Ltd.(a)                                        128,800         1,499,232
Russ Berrie & Co., Inc.                                       25,300           854,634
                                                                       ---------------
                                                                             4,229,326
                                                                       ---------------
   LEISURE PRODUCTS - 0.7%
Jakks Pacific, Inc.(a)                                       152,400         2,052,828
Johnson Outdoors, Inc.(a)                                     54,500           537,915
Travis Boats & Motors, Inc.(a)                               175,875           175,875
                                                                       ---------------
                                                                             2,766,618
                                                                       ---------------
HOTELS, RESTAURANTS & LEISURE - 3.3%
   CASINOS & GAMING - 0.2%
Magna Entertainment Corp.(a)                                 137,900           854,980
                                                                       ---------------
   HOTELS - 0.8%
Prime Hospitality Corp.(a)                                   366,000         2,982,900
                                                                       ---------------
   LEISURE FACILITIES - 0.6%
Bally Total Fitness Holding
   Corp.(a)                                                  282,900         2,005,761
                                                                       ---------------
   RESTAURANTS - 1.7%
Buca, Inc.(a)                                                101,400   $       843,648
Jack in the Box, Inc.(a)                                      46,900           810,901
Landry's Restaurants, Inc.                                    96,900         2,058,156
Lone Star Steakhouse & Saloon                                134,800         2,607,032
                                                                       ---------------
                                                                             6,319,737
                                                                       ---------------
MEDIA - 1.1%
   BROADCASTING & CABLE - 1.1%
Alliance Atlantis Communications,
   Inc., Class B(a)                                         242,900          2,599,030
Regent Communications, Inc.(a)                              228,400          1,349,844
                                                                       ---------------
                                                                             3,948,874
                                                                       ---------------
RETAILING - 8.3%
   APPAREL RETAIL - 1.2%
Casual Male Retail Group, Inc.(a)                            284,400         1,100,628
Charming Shoppes(a)                                          236,699           989,402
Dress Barn, Inc.(a)                                          113,700         1,512,210
Goody's Family Clothing, Inc.(a)                             194,100           861,804
                                                                       ---------------
                                                                             4,464,044
                                                                       ---------------
   CATALOG RETAIL - 0.0%
Blair Corp.                                                    1,800            41,976
                                                                       ---------------
   COMPUTER & ELECTRONICS RETAIL - 0.9%
GTSI Corp.(a)                                                112,900         1,518,505
Pomeroy Computer Resources(a)                                118,500         1,386,450
Tweeter Home Entertainment
   Group, Inc.(a)                                             47,200           276,592
                                                                       ---------------
                                                                             3,181,547
                                                                       ---------------
   GENERAL MERCHANDISE STORES - 0.4%
ShopKo Stores, Inc.(a)                                       106,700         1,328,415
                                                                       ---------------
   HOME IMPROVEMENT RETAIL - 0.1%
Building Material Holding Corp.                               38,900           556,270
                                                                       ---------------
   SPECIALTY STORES - 5.7%
Aaron Rents, Inc.                                            149,720         3,275,874
Borders Group, Inc.(a)                                       212,950         3,428,495
Friedman's, Inc.                                             119,300         1,035,524
Monro Muffler, Inc.(a)                                       104,300         1,762,670
Party City Corp.(a)                                          159,700         1,916,400
Rent-A-Center, Inc.(a)                                        23,100         1,153,845
Select Comfort Corp.(a)                                      134,600         1,265,240
Sports Authority, Inc.(a)                                    213,000         1,491,000
TBC Corp.(a)                                                  42,600           511,626
United Rentals, Inc.(a)                                       80,500           866,180
Zale Corp.(a)                                                131,300         4,188,470
                                                                       ---------------
                                                                            20,895,324
                                                                       ---------------

See notes to investment portfolio.

COMMON STOCKS (CONTINUED)                                     SHARES             VALUE
--------------------------------------------------------------------------------------
CONSUMER STAPLES - 1.2%
FOOD & DRUG RETAILING - 0.5%
   DRUG RETAIL - 0.5%
Long's Drug Stores Corp.                                      94,800   $     1,966,152
                                                                       ---------------
FOOD, BEVERAGE & TOBACCO - 0.5%
   PACKAGED FOODS - 0.5%
Ralcorp Holdings, Inc.(a)                                     74,400         1,870,416
                                                                       ---------------
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
   PERSONAL PRODUCTS - 0.2%
Inter Parfums, Inc.                                           87,300           675,702
                                                                       ---------------

ENERGY - 6.7%
OIL & GAS EQUIPMENT & SERVICES - 1.9%
Lufkin Industries, Inc.                                       86,100         2,019,045
Universal Compression Holdings,
   Inc.(a)                                                   165,200         3,160,276
Willbros Group, Inc.(a)                                      242,200         1,990,884
                                                                       ---------------
                                                                             7,170,205
                                                                       ---------------
OIL & GAS EXPLORATION & PRODUCTION - 4.8%
3TEC Energy Corp.(a)                                         124,350         1,764,526
Denbury Resources, Inc.(a)                                   118,900         1,343,570
EXCO Resources, Inc.(a)                                      159,275         2,784,127
Harvest Natural Resources,
   Inc.(a)                                                   241,100         1,555,095
Peabody Energy Corp.                                         187,500         5,480,625
Spinnaker Exploration Co.(a)                                  71,250         1,571,063
Vintage Petroleum, Inc.                                       94,800         1,000,140
Westport Resources Corp.(a)                                   95,000         1,976,000
                                                                       ---------------
                                                                            17,475,146
                                                                       ---------------

FINANCIALS - 21.6%
BANKS - 11.1%
BancFirst Corp.                                               13,660           642,020
Bank of Granite Corp.                                        104,100         1,821,750
Bryn Mawr Bank Corp.                                          66,200         2,424,906
Capital City Bank Group, Inc.                                 20,200           791,638
Capitol Bancorp Ltd.                                          47,200         1,095,040
Chemical Financial Corp.                                      94,400         3,034,960
Chittenden Corp.                                             123,800         3,154,424
Commercial Bankshares, Inc.                                    4,400           152,240
Community First Bankshares, Inc.                              85,200         2,254,392
Community Trust Bancorp, Inc.                                 58,410         1,468,427
Corus Bankshares, Inc.                                        52,900         2,309,614
First Citizens BancShares, Inc.                               16,200         1,564,920
First Financial Bankshares, Inc.                              42,600         1,618,800
Hancock Holding Co.                                           23,550         1,051,507
MASSBANK Corp.                                                35,300           998,990
MainSource Financial Group, Inc.                              43,260         1,038,716
Merchants Bancshares, Inc.                                    80,350         1,811,089
MetroCorp Bancshares, Inc.                                    18,200           211,120
Mid-State Bancshares                                         151,300         2,484,649
Northrim BanCorp, Inc.                                        71,300   $       962,550
Omega Financial Corp.                                          6,800           243,780
Riggs National Corp.                                         166,150         2,573,663
Simmons First National Corp.                                  37,900         1,389,035
Texas Regional Bancshares, Inc.,
   Class A                                                    37,850         1,345,227
TriCo Bancshares                                             106,000         2,607,600
TrustCo Bank Corp., NY                                        56,800           612,304
Whitney Holding Corp.                                         37,800         1,259,874
                                                                       ---------------
                                                                            40,923,235
                                                                       ---------------
DIVERSIFIED FINANCIALS - 1.7%
   CONSUMER FINANCE - 1.2%
Cash America International, Inc.                             323,600         3,080,672
CompuCredit Corp.(a)                                          61,200           432,684
Metris Companies, Inc.                                       297,300           734,331
                                                                       ---------------
                                                                             4,247,687
                                                                       ---------------
   DIVERSIFIED FINANCIAL SERVICES - 0.5%
MFC Bancorp Ltd.                                             260,390         1,887,828
                                                                       ---------------
INSURANCE - 3.5%
   LIFE & HEALTH INSURANCE - 1.8%
AmerUs Group Co.                                              42,600         1,204,302
Delphi Financial Group, Inc.,
   Class A                                                    74,468         2,902,725
Kansas City Life Insurance Co.                                13,300           504,070
Phoenix Companies, Inc.                                      188,800         1,434,880
Universal American Financial
   Corp.(a)                                                  107,200           623,797
                                                                       ---------------
                                                                             6,669,774
                                                                       ---------------
   PROPERTY & CASUALTY INSURANCE - 1.7%
Commerce Group, Inc.                                          53,600         2,009,464
Navigators Group, Inc.(a)                                     32,200           738,990
RLI Corp.                                                     78,600         2,192,940
State Auto Financial Corp.                                    80,400         1,246,200
                                                                       ---------------
                                                                             6,187,594
                                                                       ---------------
REAL ESTATE - 5.3%
   REAL ESTATE INVESTMENT TRUSTS - 5.0%
EastGroup Properties, Inc.                                    70,900         1,807,950
Equity One, Inc.                                             132,500         1,768,875
Keystone Property Trust                                       85,100         1,444,147
MeriStar Hospitality Corp.                                   184,500         1,217,700
Mid-America Apartment
   Communities, Inc.                                          85,100         2,080,695
Nationwide Health Properties, Inc.                           141,800         2,117,074
PS Business Parks, Inc.                                       60,300         1,917,540
RFS Hotel Investors, Inc.                                    118,250         1,284,195
Sovran Self Storage, Inc.                                     60,200         1,707,272
Universal Health Realty Income                                47,300         1,241,625
Urstadt Biddle Properties, Inc.                              120,400         1,334,032
Windrose Medical Properties Trust                             32,200           331,660
                                                                       ---------------
                                                                            18,252,765
                                                                       ---------------

See notes to investment portfolio.

COMMON STOCKS (CONTINUED)                                     SHARES             VALUE
--------------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
   REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Getty Realty Corp.                                            70,900   $     1,343,555
                                                                       ---------------

HEALTH CARE - 5.5%
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
   HEALTH CARE DISTRIBUTORS & SERVICES - 2.1%
Option Care, Inc.(a)                                         112,800           897,888
Orthodontic Centers of America(a)                            135,600         1,479,396
Owens & Minor, Inc.                                           30,000           492,600
Quintiles Transnational Corp.(a)                             108,900         1,317,690
US Oncology, Inc.(a)                                         412,150         3,573,340
                                                                       ---------------
                                                                             7,760,914
                                                                       ---------------
   HEALTH CARE FACILITIES - 1.0%
Kindred Healthcare, Inc.(a)                                   70,800         1,285,091
Medcath Corp.(a)                                             142,500         1,425,000
Stewart Enterprises, Inc.(a)                                 150,050           835,929
                                                                       ---------------
                                                                             3,546,020
                                                                       ---------------
   HEALTH CARE SUPPLIES - 0.6%
Sola International, Inc.(a)                                  116,900         1,519,700
Theragenics Corp.(a)                                         217,700           877,331
                                                                       ---------------
                                                                             2,397,031
                                                                       ---------------
PHARMACEUTICALS & BIOTECHNOLOGY - 1.8%
   BIOTECHNOLOGY - 1.0%
Kendle International, Inc.(a)                                217,700         1,915,978
Serologicals Corp.(a)                                        143,100         1,574,100
                                                                       ---------------
                                                                             3,490,078
                                                                       ---------------
   PHARMACEUTICALS - 0.8%
D&K Healthcare Resources, Inc.                                87,100           891,991
First Horizon Pharmaceutical
   Corp.(a)                                                  150,000         1,121,700
Nabi Biopharmaceuticals(a)                                   163,300         1,012,460
                                                                       ---------------
                                                                             3,026,151
                                                                       ---------------

INDUSTRIALS - 19.7%
CAPITAL GOODS - 10.0%
   AEROSPACE & DEFENSE - 1.4%
Herley Industries, Inc.(a)                                   118,700         2,066,330
Ladish Co., Inc.(a)                                          189,400         1,526,564
Precision Castparts Corp.                                     73,100         1,772,675
                                                                       ---------------
                                                                             5,365,569
                                                                       ---------------
   BUILDING PRODUCTS - 0.4%
NCI Building Systems, Inc.(a)                                 66,300         1,446,666
                                                                       ---------------
   CONSTRUCTION & ENGINEERING - 2.6%
Chicago Bridge & Iron Co., NV                                 65,100         1,966,020
Comfort Systems USA, Inc.(a)                                 182,200           610,370
EMCOR Group, Inc.(a)                                          81,400         4,315,014
Granite Construction, Inc.                                    69,750         1,081,125
Shaw Group, Inc.(a)                                          103,700         1,705,865
                                                                       ---------------
                                                                             9,678,394
                                                                       ---------------
   CONSTRUCTION & FARM MACHINERY - 1.3%
Oshkosh Truck Corp.                                           71,300   $     4,384,950
Terex Corp.(a)                                                28,200           314,148
                                                                       ---------------
                                                                             4,699,098
                                                                       ---------------
   ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Genlyte Group, Inc.(a)                                        35,500         1,106,180
                                                                       ---------------
   INDUSTRIAL MACHINERY - 3.5%
Alamo Group, Inc.                                             19,100           233,975
Esterline Technologies Corp.(a)                              123,600         2,184,012
Harsco Corp.                                                  95,400         3,042,306
Kadant, Inc.(a)                                              124,400         1,866,000
Kennametal, Inc.                                              47,700         1,644,696
Mueller Industries, Inc.(a)                                   90,200         2,457,950
Robbins & Myers, Inc.                                          9,100           167,440
Tecumseh Products Co.                                         31,100         1,372,443
                                                                       ---------------
                                                                            12,968,822
                                                                       ---------------
   TRADING COMPANIES & DISTRIBUTORS - 0.5%
Watsco, Inc.                                                 103,700         1,698,606
                                                                       ---------------
COMMERCIAL SERVICES & SUPPLIES - 7.9%
   COMMERCIAL PRINTING - 1.1%
Banta Corp.                                                   64,100         2,004,407
Consolidated Graphics, Inc.                                   94,700         2,107,075
                                                                       ---------------
                                                                             4,111,482
                                                                       ---------------
   DATA PROCESSING SERVICES - 0.5%
eFunds Corp.(a)                                               94,700           862,717
Intercept, Inc.(a)                                            47,400           802,529
                                                                       ---------------
                                                                             1,665,246
                                                                       ---------------
   DIVERSIFIED COMMERCIAL SERVICES - 1.9%
Century Business Services,
   Inc.(a)                                                    21,900            58,035
Handleman Co.(a)                                             160,350         1,844,025
Kimball International, Class B                               160,350         2,284,987
Management Network Group,
   Inc.(a)                                                   591,100           886,650
PLATO Learning, Inc.(a)                                      319,740         1,899,256
ProsoftTraining(a)                                           908,150           136,222
                                                                       ---------------
                                                                             7,109,175
                                                                       ---------------
   EMPLOYMENT SERVICES - 1.9%
On Assignment, Inc.                                          280,400         2,389,008
MPS Group, Inc.(a)                                           467,050         2,587,457
Spherion Corp.(a)                                            273,870         1,834,929
                                                                       ---------------
                                                                             6,811,394
                                                                       ---------------
   ENVIRONMENTAL SERVICES - 1.6%
Casella Waste Systems, Inc.(a)                               304,100         2,703,449
Ionics, Inc.(a)                                               75,800         1,728,240
TRC Companies, Inc.(a)                                       108,900         1,429,857
                                                                       ---------------
                                                                             5,861,546
                                                                       ---------------

See notes to investment portfolio.

COMMON STOCKS (CONTINUED)                                     SHARES             VALUE
--------------------------------------------------------------------------------------
INDUSTRIALS (CONTINUED)
   OFFICE SERVICES & SUPPLIES - 0.9%
Electro Rent Corp.(a)                                         39,800   $       482,416
Imagistics International, Inc.(a)                             94,700         1,894,000
MCSI, Inc.(a)                                                229,900         1,092,025
                                                                       ---------------
                                                                             3,468,441
                                                                       ---------------
TRANSPORTATION - 1.8%
   AIRLINES - 0.1%
Mesaba Holdings, Inc.(a)                                      56,500           345,780
                                                                       ---------------
   RAILROADS - 0.7%
Genesee & Wyoming, Inc.(a)                                     2,000            40,700
Kansas City Southern                                          99,900         1,198,800
RailAmerica, Inc.(a)                                         189,600         1,359,432
                                                                       ---------------
                                                                             2,598,932
                                                                       ---------------
   TRUCKING - 1.0%
Covenant Transport, Inc.(a)                                   94,500         1,791,720
Old Dominion Freight Line(a)                                  61,300         1,737,855
                                                                       ---------------
                                                                             3,529,575
                                                                       ---------------

INFORMATION TECHNOLOGY - 10.7%
SOFTWARE & SERVICES - 4.1%
   APPLICATION SOFTWARE - 0.8%
JDA Software Group, Inc.(a)                                  175,600         1,696,296
Pervasive Software, Inc.(a)                                  217,900           897,748
Roxio, Inc.(a)                                               118,400           564,768
                                                                       ---------------
                                                                             3,158,812
                                                                       ---------------
   INFORMATION TECHNOLOGY
     CONSULTING & SERVICES - 1.5%
Acxiom Corp.(a)                                              125,300         1,927,114
American Management Systems,
    Inc.(a)                                                  225,100         2,698,949
Computer Horizons Corp.(a)                                   143,100           467,937
Tanning Technology Corp.(a)                                  363,140           275,986
                                                                       ---------------
                                                                             5,369,986
                                                                       ---------------
   INTERNET SOFTWARE & SERVICES - 0.9%
Interland, Inc.(a)                                           378,700           492,310
SonicWALL, Inc.(a)                                           426,100         1,546,743
Valueclick, Inc.(a)                                          414,900         1,157,571
                                                                       ---------------
                                                                             3,196,624
                                                                       ---------------
   SYSTEMS SOFTWARE - 0.9%
Novell, Inc.(a)                                              416,700         1,391,778
Sybase, Inc.(a)                                              150,700         2,019,380
                                                                       ---------------
                                                                             3,411,158
                                                                       ---------------
TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
   COMPUTER STORAGE & PERIPHERALS - 0.6%
Crossroads Systems, Inc.(a)                                  219,900           204,507
InFocus Corp.(a)                                             167,200         1,029,952
Iomega Corp.(a)                                              142,200         1,116,270
                                                                       ---------------
                                                                             2,350,729
                                                                       ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.0%
Anixter International, Inc.(a)                               106,000   $     2,464,500
Benchmark Electronics, Inc.(a)                                52,000         1,490,320
MTS Systems Corp.                                            142,000         1,422,840
Nam Tai Electronics, Inc.                                    172,985         4,229,483
Nanometrics, Inc.(a)                                         284,400         1,191,636
NU Horizons Electronics
   Corp.(a)                                                   99,700           576,266
Pioneer Standard Electronics                                 207,900         1,908,522
Somera Communications,
   Inc.(a)                                                   165,900           447,930
Tektronix, Inc.(a)                                            44,000           800,360
Zomax, Inc.(a)                                                12,200            51,850
                                                                       ---------------
                                                                            14,583,707
                                                                       ---------------
   NETWORKING EQUIPMENT - 0.3%
Computer Network Technology
   Corp.(a)                                                  137,800           978,380
Network Equipment Technologies,
   Inc.(a)                                                    42,800           167,776
                                                                       ---------------
                                                                             1,146,156
                                                                       ---------------
   SEMICONDUCTOR EQUIPMENT - 0.5%
Dupont Photomasks, Inc.(a)                                    71,250         1,656,563
                                                                       ---------------
   SEMICONDUCTORS - 0.3%
Advanced Power Technology,
   Inc.(a)                                                     8,800            28,591
Oak Technology, Inc.(a)                                      419,100         1,110,615
                                                                       ---------------
                                                                             1,139,206
                                                                       ---------------
   TELECOMMUNICATIONS EQUIPMENT - 0.9%
Allen Telecom, Inc.(a)                                       173,300         1,641,151
Optical Communication Products,
   Inc.(a)                                                   330,600           357,048
Tollgrade Communications,
   Inc.(a)                                                   103,900         1,218,747
                                                                       ---------------
                                                                             3,216,946
                                                                       ---------------

MATERIALS - 6.6%
CHEMICALS - 3.1%
   SPECIALTY CHEMICALS - 3.1%
Cytec Industries, Inc.(a)                                    127,500         3,478,200
H.B. Fuller Co.                                               56,700         1,467,396
Lubrizol Corp.                                                83,800         2,555,900
Minerals Technologies, Inc.                                   47,400         2,045,310
Schulman (A.), Inc.                                           94,700         1,762,367
                                                                       ---------------
                                                                            11,309,173
                                                                       ---------------
CONSTRUCTION MATERIALS - 1.0%
Centex Construction Products, Inc.                            62,400         2,193,360
Texas Industries, Inc.                                        60,540         1,471,122
                                                                       ---------------
                                                                             3,664,482
                                                                       ---------------

See notes to investment portfolio.

COMMON STOCKS (CONTINUED)                                     SHARES             VALUE
--------------------------------------------------------------------------------------
MATERIALS (CONTINUED)
CONTAINERS & PACKAGING - 1.1%
   METAL & GLASS CONTAINERS - 1.1%
AptarGroup, Inc.                                              79,500   $     2,483,580
Greif Brothers Corp.                                          71,000         1,689,800
                                                                       ---------------
                                                                             4,173,380
                                                                       ---------------
METALS & MINING - 1.2%
   DIVERSIFIED METALS & MINING - 0.4%
RTI International Metals, Inc.(a)                            136,900         1,382,690
                                                                       ---------------
   PRECIOUS METALS & MINERALS - 0.2%
Stillwater Mining Co.(a)                                     116,000           620,600
                                                                       ---------------
   STEEL - 0.6%
Reliance Steel & Aluminum Co.                                103,000         2,146,520
                                                                       ---------------
PAPER & FOREST PRODUCTS - 0.2%
   PAPER PRODUCTS - 0.2%
Schweitzer-Mauduit International,
   Inc                                                        34,800           852,600
                                                                       ---------------

TELECOMMUNICATION SERVICES - 0.4%
ALTERNATIVE CARRIERS - 0.1%
Covad Communications Group,
   Inc.(a)                                                   284,000           266,960
                                                                       ---------------
INTEGRATED TELECOMMUNICATION SERVICES - 0.1%
Mastec, Inc.(a)                                              142,500           420,375
                                                                       ---------------
WIRELESS TELECOMMUNICATIONS SERVICES - 0.2%
Metro One Telecommunications,
   Inc.(a)                                                   110,800           714,660
                                                                       ---------------

UTILITIES - 5.6%
ELECTRIC UTILITIES - 2.2%
CH Energy Group, Inc.                                         80,500         3,753,715
Central Vermont Public Service
   Corp                                                      113,500         2,074,780
Maine Public Service Co.                                      23,700           758,400
MGE Energy, Inc.                                              53,600         1,434,926
                                                                       ---------------
                                                                             8,021,821
                                                                       ---------------
GAS UTILITIES - 2.1%
Cascade Natural Gas Corp.                                     61,600         1,232,000
Northwest Natural Gas Co.                                    115,300         3,120,018
WGL Holdings, Inc.                                           131,900         3,155,048
                                                                       ---------------
                                                                             7,507,066
                                                                       ---------------
MULTI-UTILITIES - 1.3%
MDU Resources Group, Inc.                                    186,900         4,823,889
                                                                       ---------------
TOTAL COMMON STOCKS
   (cost of $361,122,718)                                                  360,819,966
                                                                       ---------------

LIMITED PURPOSE TRUST - 0.2%                                  SHARES             VALUE
--------------------------------------------------------------------------------------
INDUSTRIALS - 0.2%
CAPITAL GOODS - 0.2%
   TRADING COMPANIES & Distributors - 0.2%
Versacold Income Fund
   (cost of $768,065)                                        142,100   $       724,128
                                                                       ---------------
SINGLE PURPOSE TRUST - 0.1%

MATERIALS - 0.1%
PAPER & FOREST PRODUCTS - 0.1%
   FOREST PRODUCTS - 0.1%
PRT Forest Regeneration Income
   Fund (cost of $614,061)                                    94,700           600,080
                                                                       ---------------
PREFERRED STOCK - 0.8%

ENERGY - 0.8%
   OIL & GAS EXPLORATION PRODUCTION - 0.8%
EXCO Resources, Inc.
   (cost of $2,463,744)                                      160,400         2,867,952
                                                                       ---------------

SHORT-TERM OBLIGATION - 0.7%                                     PAR

Repurchase agreement with State
   Street Bank & Trust Co., dated
   12/31/02, due 01/02/03 at
   1.180%, collateralized by a
   U.S. Treasury Bond maturing
   02/15/23, market value
   $2,605,325 (repurchase
   proceeds $2,553,167)
   (cost of $2,553,000)                              $     2,553,000         2,553,000
                                                                       ---------------
TOTAL INVESTMENTS - 100.0%
   (cost of $367,521,588)(b)                                               367,565,126
                                                                       ---------------

OTHER ASSETS & LIABILITIES, NET - (0.0)%                                       (33,039)


NET ASSETS - 100.0%                                                    $   367,532,087
                                                                       ===============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b)  Cost for federal income tax purposes is the same.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002 (Unaudited)

ASSETS:
Investments, at cost                                 $   367,521,588
                                                     ---------------
Investments, at value                                $   367,565,126
Cash                                                          90,151
Foreign currency (cost of $20,961)                            20,882
Receivable for:
   Investments sold                                          132,540
   Fund shares sold                                          763,802
   Dividends                                                 335,051
   Interest                                                       84
Expense reimbursement due from Advisor                        31,283
Deferred Trustees' compensation plan                          44,441
Other assets                                                     375
                                                     ---------------
      Total Assets                                       368,983,735
                                                     ---------------
LIABILITIES:
Payable for:
   Investments purchased                                      90,100
   Fund shares repurchased                                   911,730
   Distributions                                               7,437
   Management fee                                            279,465
   Pricing and bookkeeping fees                               12,276
   Expenses received at merger                                46,096
Deferred Trustees' fee                                        44,441
Other liabilities                                             60,103
                                                     ---------------
      Total Liabilities                                    1,451,648
                                                     ---------------
NET ASSETS                                           $   367,532,087
                                                     ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                      $   375,674,308
Accumulated net investment loss                             (929,019)
Accumulated net realized loss                             (7,256,520)
Net unrealized appreciation (depreciation) on:
   Investments                                                43,538
   Foreign currency translations                                (220)
                                                     ---------------
NET ASSETS                                           $   367,532,087
                                                     ===============
CLASS A:
Net assets                                           $   153,457,161
Shares outstanding                                         5,377,155
                                                     ===============
Net asset value per share                            $         28.54(a)
                                                     ===============
Maximum offering price per share
   ($28.54/0.9425)                                   $         30.28(b)
                                                     ===============
CLASS B:
Net assets                                           $   188,475,282
Shares outstanding                                         7,328,127
                                                     ===============
Net asset value and offering price per share         $         25.72(a)
                                                     ===============
CLASS C:
Net assets                                           $    23,692,824
Shares outstanding                                           887,933
                                                     ===============
Net asset value and offering price per share         $         26.68(a)
                                                     ===============
CLASS I:
Net assets                                           $     1,447,017
Shares outstanding                                            49,400
                                                     ===============
Net asset value, offering and redemption
   price per share                                   $         29.29
                                                     ===============
CLASS Z:
Net assets                                           $       459,803
Shares outstanding                                            15,707
                                                     ===============
Net asset value, offering and redemption
   price per share                                   $         29.27
                                                     ===============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2002 (Unaudited)

INVESTMENT INCOME:
Dividends                                            $     2,688,128
Interest                                                      44,387
                                                     ---------------
   Total Investment Income (net of foreign
      taxes withheld of $11,232)                           2,732,515
                                                     ---------------
EXPENSES:
Management fee                                             1,418,198
Distribution fee:
   Class B                                                   733,702
   Class C                                                    88,773
Service fee:
   Class A                                                   168,753
   Class B                                                   242,233
   Class C                                                    29,337
Pricing and bookkeeping fees                                  71,788
Transfer agent fee                                           799,642
Custody fee                                                   10,479
Trustees' fee                                                  2,996
Merger expense                                                30,827
Other expenses                                                73,675
                                                     ---------------
   Total Operating Expenses                                3,670,403
Fees and expenses waived by Advisor                          (31,283)
Custody earnings credit                                         (710)
                                                     ---------------
   Net Operating Expenses                                  3,638,410
Interest expense                                                 772
                                                     ---------------
   Net Expenses                                            3,639,182
                                                     ---------------
Net Investment Loss                                         (906,667)
                                                     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                                             1,212,416
   Foreign currency transactions                                (966)
                                                     ---------------
      Net realized gain                                    1,211,450
                                                     ---------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                                           (45,784,776)
   Foreign currency translations                                (246)
                                                     ---------------
      Net change in unrealized
         appreciation/depreciation                       (45,785,022)
                                                     ---------------
Net Loss                                                 (44,573,572)
                                                     ---------------
Net Decrease in Net Assets from Operations           $   (45,480,239)
                                                     ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                       (UNAUDITED)
                                                       SIX MONTHS           YEAR
                                                         ENDED              ENDED
INCREASE (DECREASE)                                    DECEMBER 31,        JUNE 30,
IN NET ASSETS:                                           2002(a)             2002
--------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                  $      (906,667)  $    (4,058,374)
Net realized gain on
   investments and foreign
   currency transactions                                   1,211,450        58,387,847
Net change in unrealized
   appreciation/depreciation
   on investments and foreign
   currency translations                                 (45,785,022)      (32,701,034)
                                                     ---------------   ---------------
Net Increase (Decrease)
   from Operations                                       (45,480,239)       21,628,439
                                                     ---------------   ---------------
DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net realized gains:
   Class A                                               (17,704,185)       (7,800,640)
   Class B                                               (29,211,305)      (13,987,582)
   Class C                                                (3,495,015)       (1,592,552)
   Class Z                                                   (31,915)           (2,929)
                                                     ---------------   ---------------
Total Distributions Declared
   to Shareholders                                       (50,442,420)      (23,383,703)
                                                     ---------------   ---------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                          63,507,099        53,059,505
   Proceeds received in connection
      with merger                                         25,103,297                --
   Distributions reinvested                               14,994,431         7,219,388
   Redemptions                                           (59,596,157)      (55,553,340)
                                                     ---------------   ---------------
      Net Increase                                        44,008,670         4,725,553
                                                     ---------------   ---------------
Class B:
   Subscriptions                                          14,644,594        30,482,462
   Proceeds received in connection
      with merger                                            112,583                --
   Distributions reinvested                               25,322,361        12,980,455
   Redemptions                                           (27,013,627)      (49,601,770)
                                                     ---------------   ---------------
      Net Increase (Decrease)                             13,065,911        (6,138,853)
                                                     ---------------   ---------------
Class C:
   Subscriptions                                           5,266,961        10,286,661
   Proceeds received in connection
      with merger                                             15,456                --
   Distributions reinvested                                2,749,322         1,494,944
   Redemptions                                            (4,464,259)      (12,743,085)
                                                     ---------------   ---------------
      Net Increase (Decrease)                              3,567,480          (961,480)
                                                     ---------------   ---------------
Class I:
   Subscriptions                                           1,409,357                --
   Proceeds received in connection
      with merger                                          1,408,563                --
   Redemptions                                            (1,408,357)               --
                                                     ---------------   ---------------
      Net Increase                                         1,409,563                --
                                                     ---------------   ---------------

(a)  Class I shares were initially offered on October 31, 2002.

                                                       (UNAUDITED)
                                                       SIX MONTHS           YEAR
                                                         ENDED              ENDED
INCREASE (DECREASE)                                    DECEMBER 31,        JUNE 30,
IN NET ASSETS:                                           2002(a)             2002
--------------------------------------------------------------------------------------
Class Z:
   Subscriptions                                     $       292,112   $     2,812,109
   Proceeds received in connection
      with merger                                                720                --
   Distributions reinvested                                   31,915             2,929
   Redemptions                                               (78,740)       (2,729,444)
                                                     ---------------   ---------------
      Net Increase                                           246,007            85,594
                                                     ---------------   ---------------
Net Increase (Decrease) from
   Share Transactions                                     62,297,631        (2,289,186)
                                                     ---------------   ---------------
Total Decrease in Net Assets                             (33,625,028)       (4,044,450)
NET ASSETS:
Beginning of period                                      401,157,115       405,201,565
                                                     ---------------   ---------------
End of period (including
   accumulated net investment
   loss of $(929,019) and
   $(22,352), respectively)                          $   367,532,087   $   401,157,115
                                                     ===============   ===============
Changes in Shares:
Class A:
   Subscriptions                                           2,118,838         1,430,207
   Issued in connection
      with merger                                            902,337                --
   Issued for distributions
      reinvested                                             550,861           209,761
   Redemptions                                            (1,992,342)       (1,498,114)
                                                     ---------------   ---------------
      Net Increase                                         1,579,694           141,854
                                                     ---------------   ---------------
Class B:
   Subscriptions                                             530,886           888,991
   Issued in connection
      with merger                                              4,484                --
   Issued for distributions
      reinvested                                           1,030,613           408,704
   Redemptions                                              (951,608)       (1,472,464)
                                                     ---------------   ---------------
      Net Increase (Decrease)                                614,375          (174,769)
                                                     ---------------   ---------------
Class C:
   Subscriptions                                             178,721           288,321
   Issued in connection
      with merger                                                594                --
   Issued for distributions
      reinvested                                             107,859            45,483
   Redemptions                                              (150,257)         (359,383)
                                                     ---------------   ---------------
      Net Increase (Decrease)                                136,917           (25,579)
                                                     ---------------   ---------------
Class I:
   Subscriptions                                              49,400                --
   Issued in connection with
      merger                                                  49,371                --
   Redemptions                                               (49,371)               --
                                                     ---------------   ---------------
      Net Increase                                            49,400                --
                                                     ---------------   ---------------
Class Z:
   Subscriptions                                               9,797            76,822
   Issued in connection
      with merger                                                 25                --
   Issued for distributions
      reinvested                                               1,145                84
   Redemptions                                                (2,530)          (70,189)
                                                     ---------------   ---------------
      Net Increase                                             8,437             6,717
                                                     ---------------   ---------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Small-Cap Value Fund (the "Fund"), a series of Liberty Funds Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment goal is to seek long-term growth by investing primarily in smaller capitalization equities. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class I and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class I and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class I and Class Z shares, as described in the Fund's prospectus.

Class I shares were initially offered on October 31, 2002.

As of the end of business on November 1, 2002, the Liberty Contrarian Small-Cap Fund merged into the Fund as follows:

                      NET ASSETS         UNREALIZED
SHARES ISSUED          RECEIVED        DEPRECIATION(1)
------------------------------------------------------
956,811              $ 26,640,619      $(11,030,471)

                      NET ASSETS OF
                    LIBERTY CONTRARIAN       NET ASSETS
NET ASSETS OF THE     SMALL-CAP FUND         OF THE FUND
FUND PRIOR TO      IMMEDIATELY PRIOR TO   IMMEDIATELY AFTER
COMBINATION             COMBINATION          COMBINATION
-----------------------------------------------------------
$  333,518,938       $  26,640,619        $  360,159,557

(1) Unrealized depreciation is included in the Net Assets Received amount above.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.

Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME:
Interest income is recorded on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

OTHER:
Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The estimated capital loss carryforward obtained from the Liberty Contrarian Small-Cap Fund was $71,399,004. Utilization of Liberty Contrarian Small-Cap Fund capital loss carryforwards could be subject to merger limitation imposed by the Internal Revenue Code.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets as follows:

     AVERAGE DAILY NET ASSETS     ANNUAL FEE RATE
-------------------------------------------------
      First $1 billion                 0.80%
      Over $1 billion                  0.75%

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended December 31, 2002, the annualized net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc., (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended December 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $2,405 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $1,465, $233,097 and $1,553 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
Effective November 1, 2002, the Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, class specific transfer agent fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average daily net assets. The Advisor has also agreed to voluntarily reimburse the Fund so that Class A, Class B and Class C transfer agent fees (excluding out of pocket expenses) do not exceed 0.25% of each class's average daily net assets.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan, which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $710 of custody fees were reduced by balance credits for the six months ended December 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the six months ended December 31, 2002, purchases and sales of investments, other than short-term obligations, were $311,137,638 and $279,743,335, respectively.

Unrealized appreciation (depreciation) at December 31, 2002, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation       $ 28,096,277
     Gross unrealized depreciation        (28,052,739)
                                         ------------
         Net unrealized appreciation     $     43,538
                                         ============

OTHER:
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 331/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Inaddition, acommitment fee of 0.10% per annum on the unused commitment shall be paid quarterly by each fund based on there lative asset size of each fund to the Trust as a whole. The commitment fee is included in "other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended December 31, 2002, the Fund had borrowings of $4,000,000 at 2.23%.

 FINANCIAL HIGHLIGHTS

 Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                            ENDED                                      YEAR ENDED JUNE 30,
                                          DECEMBER 31,           --------------------------------------------------------------
CLASS A SHARES                               2002                  2002         2001         2000         1999          1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $      37.54           $   37.49    $   32.56     $   30.36    $   34.21    $   30.57
                                          ------------           ---------    ---------     ---------    ---------    ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment loss(a)                           (0.01)              (0.20)       (0.06)        (0.10)       (0.16)       (0.10)
Net realized and unrealized gain (loss)
   on investments and foreign
   currency                                      (4.36)               2.42         6.38          2.30        (3.69)        5.79
                                          ------------           ---------    ---------     ---------    ---------    ---------
Total from Investment Operations                 (4.37)               2.22         6.32          2.20        (3.85)        5.69
                                          ------------           ---------    ---------     ---------    ---------    ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                          --                  --           --            --           --        (2.02)
From net realized gains                          (4.63)              (2.17)       (1.39)           --           --        (0.03)
                                          ------------           ---------    ---------     ---------    ---------    ---------
Total Distributions Declared
   to Shareholders                               (4.63)              (2.17)       (1.39)           --           --        (2.05)
                                          ------------           ---------    ---------     ---------    ---------    ---------
NET ASSET VALUE,
   END OF PERIOD                          $      28.54           $   37.54    $   37.49     $   32.56    $   30.36    $   34.21
                                          ============           =========    =========     =========    =========    =========
Total return(b)                                 (11.04)%(c)(d)        6.43%       19.86%         7.25%      (11.25)%      18.95%
                                          ============           =========    =========     =========    =========    =========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses(e)                             1.59%(f)            1.57%        1.58%         1.49%        1.49%        1.42%
Interest expense                                    --%(f)(g)           --           --            --           --           --
Net investment loss(e)                           (0.05)%(f)          (0.55)%      (0.18)%       (0.33)%      (0.57)%      (0.28)%
Waiver/reimbursement                              0.02%(f)              --           --            --           --           --
Portfolio turnover rate                             79%(d)              77%          29%           77%          53%          35%
Net assets, end of period (000's)         $    153,457           $ 142,551    $ 137,042     $ 138,969    $ 263,436    $ 401,929

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.
(g)  Rounds to less than 0.01%.

                                          (UNAUDITED)
                                          SIX MONTHS
                                            ENDED                                      YEAR ENDED JUNE 30,
                                          DECEMBER 31,          -----------------------------------------------------------------
CLASS B SHARES                               2002                 2002          2001          2000           1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $      34.50          $   34.88     $   30.64     $   28.78     $   32.67     $   29.49
                                          ------------          ---------     ---------     ---------     ---------     ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment loss(a)                           (0.12)             (0.44)        (0.31)        (0.31)        (0.36)        (0.34)
Net realized and unrealized gain (loss)
   on investments and foreign
   currency                                      (4.03)              2.23          5.94          2.17         (3.53)         5.57
                                          ------------          ---------     ---------     ---------     ---------     ---------
Total from Investment Operations                 (4.15)              1.79          5.63          1.86         (3.89)         5.23
                                          ------------          ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                          --                 --            --            --            --         (2.02)
From net realized gains                          (4.63)             (2.17)        (1.39)           --            --         (0.03)
                                          ------------          ---------     ---------     ---------     ---------     ---------
Total Distributions Declared
   to Shareholders                               (4.63)             (2.17)        (1.39)           --            --         (2.05)
                                          ------------          ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE,
   END OF PERIOD                          $      25.72          $   34.50     $   34.88     $   30.64     $   28.78     $   32.67
                                          ============          =========     =========     =========     =========     =========
Total return(b)                                 (11.40)%(c)(d)       5.65%        18.83%         6.46%       (11.91)%       18.05%
                                          ============          =========     =========     =========     =========     =========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses(e)                             2.34%(f)           2.32%         2.33%         2.24%         2.24%         2.17%
Interest expense                                    --%(f)(g)          --            --            --            --            --
Net investment loss(e)                           (0.80)%(f)         (1.30)%       (0.93)%       (1.08)%       (1.32)%       (1.03)%
Waiver/reimbursement                              0.02%(f)             --            --            --            --            --
Portfolio turnover rate                             79%(d)             77%           29%           77%           53%           35%
Net assets, end of period (000's)         $    188,475          $ 231,602     $ 240,252     $ 238,607     $ 307,252     $ 370,699

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.
(g)  Rounds to less than 0.01%.

                                         (UNAUDITED)
                                          SIX MONTHS
                                            ENDED                                      YEAR ENDED JUNE 30,
                                         DECEMBER 31,         -----------------------------------------------------------------
CLASS C SHARES                              2002                2002           2001         2000          1999          1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $    35.59          $   35.91     $   31.50     $   29.59     $   33.59     $   30.24
                                          ----------          ---------     ---------     ---------     ---------     ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment loss(a)                         (0.12)             (0.45)        (0.31)        (0.32)        (0.37)        (0.35)
Net realized and unrealized gain (loss)
   on investments and foreign
   currency                                    (4.16)              2.30          6.11          2.23         (3.63)         5.75
                                          ----------          ---------     ---------     ---------     ---------     ---------
Total from Investment Operations               (4.28)              1.85          5.80          1.91         (4.00)         5.40
                                          ----------          ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                        --                 --            --            --            --         (2.02)
From net realized gains                        (4.63)             (2.17)        (1.39)           --            --         (0.03)
                                          ----------          ---------     ---------     ---------     ---------     ---------
Total Distributions Declared
   to Shareholders                             (4.63)             (2.17)        (1.39)           --            --         (2.05)
                                          ----------          ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE,
   END OF PERIOD                          $    26.68          $   35.59     $   35.91     $   31.50     $   29.59     $   33.59
                                          ==========          =========     =========     =========     =========     =========
Total return(b)                               (11.42)%(c)(d)       5.66%        18.85%         6.45%       (11.91)%       18.17%
                                          ==========          =========     =========     =========     =========     =========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses(e)                           2.34%(f)           2.32%         2.33%         2.24%         2.24%         2.17%
Interest expense                                  --%(f)(g)          --            --            --            --            --
Net investment loss(e)                         (0.80)%(f)         (1.30)%       (0.93)%       (1.08)%       (1.32)%       (1.03)%
Waiver/reimbursement                            0.02%(f)             --            --            --            --            --
Portfolio turnover rate                           79%(d)             77%           29%           77%           53%           35%
Net assets, end of period (000's)         $   23,693          $  26,726     $  27,886     $  27,400     $  35,987     $  38,562

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.
(g)  Rounds to less than 0.01%.

                                                       (UNAUDITED)
                                                         PERIOD
                                                         ENDED
                                                       DECEMBER 31,
CLASS I SHARES                                           2002(a)
--------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $         27.95
                                                     ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)                                        0.04
Net realized and unrealized gain on investments
   and foreign currency                                         1.30
                                                     ---------------
Total from Investment Operations                                1.34
                                                     ---------------
NET ASSET VALUE, END OF PERIOD                       $         29.29
                                                     ===============
Total return(c)                                                 4.79%(d)
                                                     ===============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses(e)                                           0.95%(f)
Interest expense                                                  --%(f)(g)
Net investment income(e)                                        0.74%(f)
Waiver/reimbursement                                            0.05%(f)
Portfolio turnover rate                                           79%(d)
Net assets, end of period (000's)                    $         1,447

(a) Class I shares were initially offered on October 31, 2002. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.
(g)  Rounds to less than 0.01%.

                                         (UNAUDITED)
                                          SIX MONTHS
                                            ENDED                                      YEAR ENDED JUNE 30,
                                         DECEMBER 31,         -----------------------------------------------------------------
CLASS Z SHARES                              2002                2002           2001         2000          1999          1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                    $    38.28          $   38.09     $   33.01     $   30.70     $   34.49     $   30.74
                                          ----------          ---------     ---------     ---------     ---------     ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (loss)(a)                 0.04              (0.12)         0.02         (0.02)        (0.09)        (0.01)
Net realized and unrealized gain (loss)
   on investments and foreign
   currency                                    (4.42)              2.48          6.45          2.33         (3.70)         5.81
                                          ----------          ---------     ---------     ---------     ---------     ---------
Total from Investment Operations               (4.38)              2.36          6.47          2.31         (3.79)         5.80
                                          ----------          ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                        --                 --            --            --            --         (2.02)
From net realized gains                        (4.63)             (2.17)        (1.39)           --            --         (0.03)
                                          ----------          ---------     ---------     ---------     ---------     ---------
Total Distributions Declared
   to Shareholders                             (4.63)             (2.17)        (1.39)           --            --         (2.05)
                                          ----------          ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE,
   END OF PERIOD                          $    29.27          $   38.28     $   38.09     $   33.01     $   30.70     $   34.49
                                          ==========          =========     =========     =========     =========     =========
Total return(b)                               (10.84)%(c)(d)       6.71%        20.05%         7.52%       (10.99)%       19.21%
                                          ==========          =========     =========     =========     =========     =========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:

Operating expenses(e)                           1.34%(f)           1.32%         1.33%         1.24%         1.24%         1.17%
Interest expense                                  --%(f)(g)          --            --            --            --            --
Net investment income (loss)(e)                 0.20%(f)          (0.30)%        0.07%        (0.08)%       (0.32)%       (0.03)%
Waiver/reimbursement                            0.02%(f)             --            --            --            --            --
Portfolio turnover rate                           79%(d)             77%           29%           77%           53%           35%
Net assets, end of period (000's)         $      460          $     278     $      21     $  11,431     $  11,654     $   6,298

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Total return at net asset value assuming all distributions reinvested.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.
(g)  Rounds to less than 0.01%.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Small-Cap Value Fund is:

Liberty Funds Services, Inc.
P.O. BOX 8081
Boston, MA 02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Small-Cap Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
LIBERTY SMALL-CAP VALUE FUND

LIBERTY SMALL-CAP VALUE FUND, SEMIANNUAL REPORT, DECEMBER 31, 2002

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                                                769-03/461M-0103 (02/03) 03/0239